Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2021	Increases	Decreases	Transfer	Currency translation	As of December 31, 2021
Fixtures, fittings and installations	3,313	5	—	—	—	3,318
Right of use – Buildings	7,171	1,362	(139)	—	—	8,393
Technical equipment	2,061	73	—	1	—	2,135
Office and IT equipment	988	53	(35)	—	4	1,010
Transport equipment	31	—	—	—	3	33
Right of use – Transport equipment	65	—	(38)	—	1	28
Tangible assets in progress	1	97	—	(0)	—	98
Prepayments on tangible assets	—	—	—	(0)	—	—
Gross book value of tangible assets	13,630	1,590	(212)	—	8	15,017
Fixtures, fittings and installations	(1,320)	(320)	—	—	—	(1,641)
Right of use – Buildings	(1,739)	(901)	30	—	—	(2,610)
Technical equipment	(1,466)	(178)	—	—	—	(1,644)
Office and IT equipment	(783)	(124)	34	—	(3)	(875)
Transport equipment	(31)	—	—	—	(3)	(33)
Right of use – Transport equipment	(36)	(12)	20	—	(1)	(28)
Accumulated depreciation of tangible assets(1)	(5,374)	(1,534)	84	—	(6)	(6,831)
Net book value of tangible assets	8,256	56	(129)	—	3	8,186

(in thousands of euros)	As of January 1, 2020	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2020
Fixtures, fittings and installations	3,297	16	—	—	—	3,313
Right of use – Buildings	6,766	418	(14)	—	—	7,171
Technical equipment	2,019	42	—	—	—	2,061
Office and IT equipment	957	37	(1)	—	(4)	988
Transport equipment	34	—	—	—	(3)	31
Right of use – Transport equipment	115	—	(41)	(5)	(4)	65
Tangible assets in progress	11	1	—	(11)	—	1
Prepayments on tangible assets	—	—	—	—	—	—
Gross book value of tangible assets	13,197	515	(57)	(15)	(11)	13,630
Fixtures, fittings and installations	(1,001)	(320)	—	—	—	(1,320)
Right of use – Buildings	(829)	(911)	—	2	—	(1,739)
Technical equipment	(1,272)	(194)	—	—	—	(1,466)
Office and IT equipment	(629)	(157)	1	—	2	(783)
Transport equipment	(34)	—	—	1	3	(31)
Right of use – Transport equipment	(45)	(35)	42	—	1	(36)
Accumulated depreciation of tangible assets(1)	(3,811)	(1,616)	43	4	6	(5,374)
Net book value of tangible assets	9,386	(1,101)	(14)	(12)	(4)	8,256
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses